BNY MELLON INVESTMENT FUNDS IV, INC.

General Treasury and Agency Money Market Fund

BNY MELLON INVESTMENT FUNDS VI

BNY Mellon Balanced Opportunity Fund

BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND

BNY MELLON STRATEGIC FUNDS, INC.

BNY Mellon Global Stock Fund

BNY Mellon International Stock Fund

BNY Mellon Select Manager Small Cap Value Fund

BNY Mellon U.S. Equity Fund

BNY MELLON ULTRA SHORT INCOME FUND

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

General Government Securities Money Market Fund

General Treasury Securities Money Market Fund

GENERAL MONEY MARKET FUND, INC.

GENERAL MUNICIPAL MONEY MARKET FUND

GENERAL NEW JERSEY MUNCIPAL MONEY FUND, INC.

GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

Incorporated herein by reference is a supplement to the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).